Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value of Financial Instruments

Note 24. Fair Value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments (in millions):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Restricted cash	$2	$2	$10	$10
VOI notes receivable	93	109	132	153
Securitized vacation ownership notes receivable	446	551	408	492
Other notes receivable	26	26	19	19

Total financial assets	$567	$688	$569	$674

Liabilities:
Long-term debt	$2,194	$2,442	$2,848	$3,120
Long-term securitized debt	402	412	367	373

Total financial liabilities	$2,596	$2,854	$3,215	$3,493

Off-Balance sheet:
Letters of credit	$—	$171	$—	$159
Surety bonds	—	21	—	23

Total Off-Balance sheet	$—	$192	$—	$182

The Company believes the carrying values of its financial instruments related to current assets and liabilities approximate fair value. The Company records its derivative assets and liabilities at fair value. See Note 11 for recorded amounts and the method and assumption used to estimate fair value.

The carrying value of the Company’s restricted cash approximates its fair value. The Company estimates the fair value of its VOI notes receivable and securitized VOI notes receivable using assumptions related to current securitization market transactions. The amount is then compared to a discounted expected future cash flow model using a discount rate commensurate with the risk of the underlying notes, primarily determined by the credit worthiness of the borrowers based on their FICO scores. The results of these two methods are then evaluated to conclude on the estimated fair value. The fair value of other notes receivable is estimated based on terms of the instrument and current market conditions. These financial instrument assets are recorded in the other assets line item in the Company’s consolidated balance sheet.

The Company estimates the fair value of its publicly traded debt based on the bid prices in the public debt markets. The carrying amount of its floating rate debt is a reasonable basis of fair value due to the variable nature of the interest rates. The Company’s non-public, securitized debt, and fixed rate debt fair value is determined based upon discounted cash flows for the debt rates deemed reasonable for the type of debt, prevailing market conditions and the length to maturity for the debt. Other long-term liabilities represent a financial guarantee that the Company expects to fund. The carrying value of this liability approximates its fair value based on expected funding amount under the guarantee.

The fair values of the Company’s letters of credit and surety bonds are estimated to be the same as the contract values based on the nature of the fee arrangements with the issuing financial institutions.